Summary of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total lease rental income		$ 810,014	$ 750,730	$ 600,873
Trading container margin		1,852	10,760	3,532
Gain on sale of owned fleet containers, net		76,947	67,229	27,230
Depreciation and amortization	[1]	292,828	284,115	264,237
Container lessee default expense, net		1,179
Container lessee default recovery, net			1,088	1,675
Interest expense		157,249	127,269	123,230
Debt termination expense			15,209	8,750
Realized loss on financial instruments, net		91	5,634	12,295
Unrealized gain (loss) on financial instruments, net		502	4,409	(6,044)
Income before income taxes and non controlling interest	[2]	316,963	286,061	73,299
Income tax (expense) benefit		(7,539)	(1,773)	374
Total assets		7,613,234	7,367,444	5,741,376
Purchase of containers and fixed assets		272,001	1,993,140	968,398
Payments on container leaseback financing receivable		533,867	18,705	116,263
Container Ownership
Segment Reporting Information [Line Items]
Total lease rental income		756,980	694,045	537,534
Gain on sale of owned fleet containers, net		76,751	67,229	27,230
Depreciation and amortization		298,737	289,610	268,401
Container lessee default expense, net		1,179
Container lessee default recovery, net			1,088	1,675
Interest expense		156,396	126,628	122,863
Debt termination expense		0	15,209	8,750
Realized loss on financial instruments, net			5,408	12,295
Unrealized gain (loss) on financial instruments, net		0	5,220	(6,044)
Income before income taxes and non controlling interest	[2]	266,224	239,857	41,831
Income tax (expense) benefit		(6,922)	1,404	1,088
Total assets		7,562,913	7,269,451	5,641,866
Purchase of containers and fixed assets		269,418	1,991,898	968,204
Payments on container leaseback financing receivable		533,867	18,705	116,263
Container Management
Segment Reporting Information [Line Items]
Total lease rental income		50,304	56,685	63,339
Depreciation and amortization		1,676	3,650	3,511
Interest expense		853	641	367
Realized loss on financial instruments, net		91	226
Unrealized gain (loss) on financial instruments, net		502	(811)
Income before income taxes and non controlling interest	[2]	39,938	46,706	23,641
Income tax (expense) benefit		(617)	369	(714)
Total assets		197,368	230,810	180,933
Purchase of containers and fixed assets		2,583	1,242	194
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		1,852	10,760	3,532
Income before income taxes and non controlling interest	[2]	16,666	19,166	16,433
Total assets		6,464	15,819	12,050
Other
Segment Reporting Information [Line Items]
Income before income taxes and non controlling interest	[2]	(6,802)	(4,845)	(3,254)
Total assets		7,539	12,644	13,691
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		2,812	3,360	5,271
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		2,812	3,360	5,271
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue				392
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		75,116	83,074	54,899
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		223	373	129
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		15,411	9,954	12,575
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		2,589	2,987	4,750
Eliminations
Segment Reporting Information [Line Items]
Total lease rental income		2,730
Gain on sale of owned fleet containers, net		196
Depreciation and amortization		(7,585)	(9,145)	(7,675)
Income before income taxes and non controlling interest	[2]	937	(14,823)	(5,352)
Income tax (expense) benefit				0
Total assets		(161,050)	(161,280)	(107,164)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (90,527)	$ (93,028)	$ (67,474)

[1]	Amounts for the years ended December 31, 2021 and 2020 have been reclassified to conform with the 2022 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).
[2]	Container Ownership segment income (loss) before income taxes includes unrealized gain (loss) on financial instruments, net of $0, $5,220 and $(6,044) for the years ended December 31, 2022, 2021 and 2020, respectively, and debt termination expense of $0, $15,209 and $8,750 for the years ended December 31, 2022, 2021 and 2020, respectively.